FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19.                               FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets measured at fair value on a recurring basis as of December 31, 2010 and 2011 include available-for-sale securities as set out in Note 8 based on level 1 input. The Group’s financial liabilities measured at fair value on a recurring basis include warrants to issue Series D shares as set out in Note 18 based on Level 3 inputs as of December 31, 2009.  There were no financial liabilities measured at fair value on recurring basis as of December 31, 2010 and 2011, respectively.

The Company uses quoted prices in active markets for identical assets or liabilities (Level 1 investments) to determine the fair value of available-for-sale securities.

The Group measured the fair value of the warrants using Black-Scholes option pricing model.  In applying the pricing model, the Group considered key inputs, including exercise price, expiration life, risk free rate, dividend yield, expected volatility and the fair value of the underlying instrument of the warrants.  The warrants are considered Level 3 liabilities/assets because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2010, and 2011, respectively:

As of December 31, 2010
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale securities	$62,318	$—	$—	$62,318
Total assets at fair value	$62,318	$—	$—	$62,318

As of December 31, 2011
	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale securities	$53,393	$—	$—	$53,393
Total assets at fair value	$53,393	$—	$—	$53,393

The following table summarized the movement of the balances of the Group’s financial liabilities measured at fair value with level 3 inputs on a recurring basis:

Amounts

Balance as of January 1, 2009	$(63,710)
Exercise of 2009 Series D warrants	17,007
Loss on change of fair value of Series D warrants	68,184

Balance as of December 31, 2009	21,481
Exercise of 2010 Series D warrants	(95,845)
Loss on change of fair value of Series D warrants	74,364

Balance as of December 31, 2010	$—

Measured at fair value on a non-recurring basis

The Group measured the equity method investment in Mapbar and JMOOP and cost method investment in Hylink at fair value on a nonrecurring basis when they are deemed to be other-than temporarily impaired as set out in Note 9. The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value.  The fair values of these investments are determined based on best information available, primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group re-measured certain intangible assets at their value on a nonrecurring basis as results of the impairment loss recognized in 2011, as set out in Note 11.  The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and discount rate.